Filed via EDGAR

November 2, 2023

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Williamsburg Investment Trust – Davenport Insider Buying Fund

File No. 33-25301

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Williamsburg Investment Trust’s registration statement on Form N-1A (Post-Effective Amendment No. 82) and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ Betsy Santen

Betsy Santen

Assistant Secretary